SCHEDULE OF INVESTMENTS
Thornburg Limited Term Income Fund	December 31, 2022 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Preferred Stock — 0.4%
	Diversified Financials — 0.4%
	Capital Markets — 0.4%
[a,b]	Gabelli Dividend & Income Trust Series J, 1.70%, 3/26/2028	1,162	$ 29,012,816
			29,012,816
	Total Preferred Stock (Cost $29,019,196)		29,012,816
	Asset Backed Securities — 17.9%
	Auto Receivables — 1.7%
	ACC Auto Trust,
[c]	Series 2021-A Class A, 1.08% due 4/15/2027	$ 4,110,893	4,063,398
[c]	Series 2022-A Class A, 4.58% due 7/15/2026	9,498,753	9,321,861
[c]	ACC Trust, Series 2022-1 Class A, 1.19% due 9/20/2024	4,191,965	4,144,230
[c]	ACM Auto Trust, Series 2022-1A Class A, 3.23% due 4/20/2029	3,153,852	3,145,756
	American Credit Acceptance Receivables Trust,
[c]	Series 2020-2 Class C, 3.88% due 4/13/2026	6,069,424	6,018,389
[c]	Series 2020-2 Class D, 5.65% due 5/13/2026	4,250,000	4,224,532
	Arivo Acceptance Auto Loan Receivables Trust,
[c]	Series 2019-1 Class B, 3.37% due 6/15/2025	3,016,346	2,988,256
[c]	Series 2021-1A Class A, 1.19% due 1/15/2027	3,072,373	2,984,237
[c]	Carvana Auto Receivables Trust, Series 2019-1A Class D, 3.88% due 10/15/2024	2,519,664	2,512,994
[c]	Credito Real USA Auto Receivables Trust, Series 2021-1A Class A, 1.35% due 2/16/2027	3,070,776	3,001,341
	Drive Auto Receivables Trust, Series 2019-1 Class D, 4.09% due 6/15/2026	5,294,831	5,281,776
[c]	DT Auto Owner Trust, Series 2019-4A Class D, 2.85% due 7/15/2025	7,500,000	7,349,641
[c]	Exeter Automobile Receivables Trust, Series 2019-3A Class D, 3.11% due 8/15/2025	1,361,999	1,334,189
	FHF Trust,
[c]	Series 2021-1A Class A, 1.27% due 3/15/2027	9,657,646	9,189,888
[c]	Series 2021-2A Class A, 0.83% due 12/15/2026	7,772,871	7,373,333
[c]	Flagship Credit Auto Trust, Series 2019-2 Class D, 3.53% due 5/15/2025	3,500,000	3,407,466
	Lendbuzz Securitization Trust,
[c]	Series 2021-1A Class A, 1.46% due 6/15/2026	15,709,879	14,996,231
[c]	Series 2022-1A Class A, 4.22% due 5/17/2027	11,086,841	10,650,644
[c]	Octane Receivables Trust, Series 2020-1A Class A, 1.71% due 2/20/2025	2,327,773	2,303,695
[c,d]	Oscar US Funding Trust IX LLC, Series 2018-2A Class A4, 3.63% due 9/10/2025	331,409	330,424
[c,d]	Oscar US Funding XII LLC, Series 2021-1A Class A3, 0.70% due 4/10/2025	18,000,000	17,450,128
[c]	US Auto Funding, Series 2021-1A Class A, 0.79% due 7/15/2024	948,738	947,413
[c]	Veros Auto Receivables Trust, Series 2021-1 Class A, 0.92% due 10/15/2026	3,021,640	2,964,531
			125,984,353
	Credit Card — 1.6%
[c]	Avant Credit Card Master Trust, Series 2021-1A Class A, 1.37% due 4/15/2027	11,900,000	10,887,005
[c]	Brex Commercial Charge Card Master Trust, Series 2021-1 Class A, 2.09% due 7/15/2024	3,400,000	3,363,112
[c]	Continental Credit Card LLC, Series 2019-1A Class A, 3.83% due 8/15/2026	7,712,350	7,645,159
[c]	Continental Finance Credit Card ABS Master Trust, Series 2020-1A Class A, 2.24% due 12/15/2028	17,500,000	16,458,059
	Mercury Financial Credit Card Master Trust,
[c]	Series 2021-1A Class A, 1.54% due 3/20/2026	31,450,000	30,005,033
[c]	Series 2022-1A Class A, 2.50% due 9/21/2026	32,350,000	30,755,740
[c]	Mission Lane Credit Card Master Trust, Series 2021-A Class A, 1.59% due 9/15/2026	21,455,000	20,777,902
			119,892,010
	Other Asset Backed — 11.4%
[c]	Affirm Asset Securitization Trust, Series 2020-Z1 Class A, 3.46% due 10/15/2024	1,312,781	1,301,396
[c]	Amur Equipment Finance Receivables VII LLC, Series 2019-1A Class A2, 2.63% due 6/20/2024	68,992	68,992
[c]	Amur Equipment Finance Receivables VIII LLC, Series 2020-1A Class A2, 1.68% due 8/20/2025	715,223	713,555
[c]	Amur Equipment Finance Receivables X LLC, Series 2022-1A Class A2, 1.64% due 10/20/2027	30,199,340	28,660,092
	Appalachian Consumer Rate Relief Funding LLC, Series 2013-1 Class A1, 2.008% due 2/1/2024	681,412	679,734
	Aqua Finance Trust,
[c]	Series 2017-A Class A, 3.72% due 11/15/2035	589,295	580,971
[c]	Series 2019-A Class A, 3.14% due 7/16/2040	3,145,198	2,942,374
[c]	Series 2020-AA Class A, 1.90% due 7/17/2046	22,762,239	21,111,566
[c]	Series 2020-AA Class C, 3.97% due 7/17/2046	6,300,000	5,435,232
[c]	Series 2021-A Class A, 1.54% due 7/17/2046	13,717,385	12,318,587
[b,c,d]	Arbor Realty Commercial Real Estate Notes Ltd., Series 2022-FL1 Class A, 5.257% (SOFR30A + 1.45%) due 1/15/2037	37,350,000	36,155,913

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	December 31, 2022 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[c]	Bankers Healthcare Group Securitization Trust, Series 2020-A Class A, 2.56% due 9/17/2031	$ 1,948,302	$ 1,901,206
	BHG Securitization Trust,
[c]	Series 2021-B Class A, 0.90% due 10/17/2034	8,595,464	8,077,495
[c]	Series 2022-A Class A, 1.71% due 2/20/2035	26,899,083	25,132,572
[c]	BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A Class A, 2.94% due 5/25/2029	1,109,612	1,060,192
[c]	CFG Investments Ltd., Series 2021-1 Class A, 4.70% due 5/20/2032	6,000,000	5,778,262
[c]	CFMT Issuer Trust, Series 2021-GRN1 Class A, 1.10% due 3/20/2041	5,649,331	5,200,346
[c]	Conn’s Receivables Funding LLC, Series 2021-A Class A, 1.05% due 5/15/2026	12,478	12,457
[c]	CP EF Asset Securitization I LLC, Series 2022-1A Class A, 5.96% due 4/15/2030	12,141,899	11,943,730
[c]	Crossroads Asset Trust, Series 2021-A Class A2, 0.82% due 3/20/2024	1,038,558	1,030,983
	Dext ABS LLC,
[c]	Series 2020-1 Class A, 1.46% due 2/16/2027	5,396,804	5,322,349
[c]	Series 2021-1 Class A, 1.12% due 2/15/2028	10,118,958	9,657,490
[c]	Diamond Infrastructure Funding LLC, Series 2021-1A Class A, 1.76% due 4/15/2049	36,000,000	29,487,125
[c]	Diamond Issuer, Series 2021-1A Class A, 2.305% due 11/20/2051	27,894,000	23,122,946
[c]	Diamond Resorts Owner Trust, Series 2019-1A Class A, 2.89% due 2/20/2032	4,861,936	4,660,490
[c,d]	ECAF I Ltd., Series 2015-1A Class A2, 4.947% due 6/15/2040	3,468,692	2,150,464
[c]	Encina Equipment Finance LLC, Series 2022-1A Class A1, 3.76% due 8/16/2027	11,407,788	11,207,162
	Entergy New Orleans Storm Recovery Funding I LLC, Series 2015-1 Class A, 2.67% due 6/1/2027	2,851,725	2,756,641
[c]	ExteNet LLC, Series 2019-1A Class A2, 3.204% due 7/26/2049	9,855,000	9,251,182
	Federal National Mtg Assoc., Grantor Trust, Series 2017-T1 Class A, 2.898% due 6/25/2027	17,890,988	16,687,018
	Foundation Finance Trust,
[c]	Series 2019-1A Class A, 3.86% due 11/15/2034	4,964,706	4,871,484
[c]	Series 2020-1A Class A, 3.54% due 7/16/2040	5,785,793	5,531,545
[c]	Series 2020-1A Class B, 4.62% due 7/16/2040	3,000,000	2,732,955
[c]	Series 2021-1A Class A, 1.27% due 5/15/2041	18,133,489	16,040,018
[c]	Series 2021-2A Class A, 2.19% due 1/15/2042	12,793,788	11,738,546
	FREED ABS Trust,
[c]	Series 2019-2 Class C, 4.86% due 11/18/2026	4,802,051	4,796,962
[c]	Series 2022-3FP Class A, 4.50% due 8/20/2029	4,522,562	4,505,369
	Goldman Home Improvement Trust,
[c]	Series 2021-GRN2 Class A, 1.15% due 6/25/2051	16,371,223	14,980,429
[c]	Series 2022-GRN1 Class A, 4.50% due 6/25/2052	8,776,573	8,523,909
[c]	Goodgreen Trust, Series 2021-1A Class A, 2.66% due 10/15/2056	18,617,699	15,091,451
	GoodLeap Sustainable Home Solutions Trust,
[c]	Series 2021-3CS Class A, 2.10% due 5/20/2048	16,264,330	11,234,328
[c]	Series 2021-4GS Class A, 1.93% due 7/20/2048	10,895,922	7,433,539
[b,c,d]	Greystone Commercial Real Estate Notes Ltd., Series 2021-FL3 Class A, 5.338% (LIBOR 1 Month + 1.02%) due 7/15/2039	13,382,000	12,722,565
	HERO Funding Trust,
[c]	Series 2015-1A Class A, 3.84% due 9/21/2040	2,543,374	2,396,342
[c]	Series 2017-2A Class A1, 3.28% due 9/20/2048	502,738	464,988
	Hilton Grand Vacations Trust,
[c]	Series 2019-AA Class A, 2.34% due 7/25/2033	4,370,648	4,092,211
[c]	Series 2020-AA Class A, 2.74% due 2/25/2039	895,999	840,923
[c]	HIN Timeshare Trust, Series 2020-A Class A, 1.39% due 10/9/2039	4,093,871	3,779,597
[c]	InStar Leasing III LLC, Series 2021-1A Class A, 2.30% due 2/15/2054	9,085,872	7,534,996
	LendingPoint Asset Securitization Trust,
[c]	Series 2012-B Class A, 4.77% due 10/15/2029	6,992,829	6,826,943
[c]	Series 2020-REV1 Class A, 2.731% due 10/15/2028	38,443,765	37,714,463
[c]	Series 2021-B Class A, 1.11% due 2/15/2029	2,182,141	2,165,600
	LendingPoint Pass-Through Trust,
[c]	Series 2022-ST1 Class A, 2.50% due 3/15/2028	6,260,749	5,902,987
[c]	Series 2022-ST3 Class A, 4.00% due 5/15/2028	7,621,305	7,334,836
[c]	LL ABS Trust, Series 2021-1A Class A, 1.07% due 5/15/2029	7,532,125	7,264,292
[c]	Loanpal Solar Loan Ltd., Series 2021-1GS Class A, 2.29% due 1/20/2048	17,158,232	12,928,727
[c]	Marlette Funding Trust, Series 2022-3A Class A, 5.18% due 11/15/2032	5,844,816	5,794,104
	Mosaic Solar Loan Trust,
[c]	Series 2019-1A Class A, 4.37% due 12/21/2043	1,213,573	1,091,389
[c]	Series 2021 Class A, 2.10% due 4/20/2046	3,957,774	3,423,666
[c]	New Residential Advance Receivables Trust Advance Receivables Backed, Series 2020-T1 Class AT1, 1.426% due 8/15/2053	65,590,000	63,296,252
	NRZ Advance Receivables Trust,
[c]	Series 2020-T2 Class AT2, 1.475% due 9/15/2053	49,390,650	47,568,372
[c]	Series 2020-T2 Class BT2, 1.724% due 9/15/2053	3,000,000	2,878,353

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	December 31, 2022 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Oportun Funding LLC,
[c]	Series 2019-A Class B, 3.87% due 8/8/2025	$ 5,418,434	$ 5,257,730
[c]	Series 2022-1 Class A, 3.25% due 6/15/2029	13,371,399	13,140,139
[c]	Oportun Issuance Trust, Series 2022-A Class A, 5.05% due 6/9/2031	22,026,000	21,339,804
	Pagaya AI Debt Selection Trust,
[c]	Series 2021-1 Class A, 1.18% due 11/15/2027	8,031,709	7,909,785
[c]	Series 2021-3 Class A, 1.15% due 5/15/2029	10,944,991	10,631,557
[c]	Series 2021-HG1 Class A, 1.22% due 1/16/2029	7,858,559	7,412,130
	Pagaya AI Debt Trust,
[c]	Series 2022-1 Class A, 2.03% due 10/15/2029	20,463,981	19,513,676
[c]	Series 2022-2 Class A, 4.97% due 1/15/2030	11,735,828	11,450,393
	Pawnee Equipment Receivables LLC,
[c]	Series 2020-1 Class A, 1.37% due 11/17/2025	1,730,897	1,709,112
[c]	Series 2021-1 Class A2, 1.10% due 7/15/2027	6,453,699	6,153,620
[b,c]	SBA Tower Trust, Series 2014-2A Class C, 3.869% due 10/15/2049	4,610,000	4,404,809
[c]	SCF Equipment Leasing LLC, Series 2019-2A Class C, 3.11% due 6/21/2027	3,000,000	2,799,613
[c]	Service Experts Issuer LLC, Series 2021-1A Class A, 2.67% due 2/2/2032	18,390,026	16,745,093
[c]	Sierra Timeshare Receivables Funding LLC, Series 2019-1A Class A, 3.20% due 1/20/2036	813,447	790,348
[c]	SpringCastle America Funding LLC, Series 2020-AA Class A, 1.97% due 9/25/2037	28,525,697	25,630,947
[c]	SPS Servicer Advance Receivables Trust, Series 2020-T2 Class A, 1.83% due 11/15/2055	6,000,000	5,437,192
[c]	Theorem Funding Trust, Series 2021-1A Class A, 1.21% due 12/15/2027	5,214,924	5,118,873
	Upstart Pass-Through Trust,
[c]	Series 2020-ST2 Class A, 3.50% due 3/20/2028	448,649	438,224
[c]	Series 2020-ST3 Class A, 3.35% due 4/20/2028	2,177,245	2,122,220
[c]	Series 2021-ST4 Class A, 2.00% due 7/20/2027	2,230,467	2,062,527
[c]	Series 2021-ST6 Class A, 1.85% due 8/20/2027	3,889,310	3,593,710
[c]	Series 2021-ST8 Class A, 1.75% due 10/20/2029	6,118,528	5,661,341
[c]	Series 2022-4A Class A, 7.01% due 11/15/2030	8,318,556	8,258,572
	Upstart Securitization Trust,
[c]	Series 2021-1 Class A, 0.87% due 3/20/2031	349,936	348,880
[c]	Series 2021-2 Class A, 0.91% due 6/20/2031	1,848,341	1,816,777
[c]	Series 2021-4 Class A, 0.84% due 9/20/2031	3,583,859	3,468,308
[c]	Upstart Structured Pass-Through Trust, Series 2022-1A Class A, 3.40% due 4/15/2030	22,768,364	21,575,461
			842,701,504
	Student Loan — 3.2%
	College Ave Student Loans LLC,
[b,c]	Series 2021-A Class A1, 5.489% (LIBOR 1 Month + 1.10%) due 7/25/2051	9,045,820	8,648,218
[c]	Series 2021-A Class A2, 1.60% due 7/25/2051	2,091,865	1,781,352
[b,c]	Series 2021-C Class A1, 5.289% (LIBOR 1 Month + 0.90%) due 7/26/2055	14,874,592	13,849,642
	Commonbond Student Loan Trust,
[c]	Series 18-CGS Class A1, 3.87% due 2/25/2046	1,876,083	1,797,523
[c]	Series 2020-1 Class A, 1.69% due 10/25/2051	13,672,514	12,190,488
[c]	Series 2021-AGS Class A, 1.20% due 3/25/2052	10,136,680	8,598,473
[c]	Series 2021-BGS Class A, 1.17% due 9/25/2051	11,740,045	9,528,212
	Navient Private Education Loan Trust,
[b,c]	Series 2015-AA Class A2B, 5.518% (LIBOR 1 Month + 1.20%) due 12/15/2028	507,847	507,207
[c]	Series 2017-A Class A2A, 2.88% due 12/16/2058	1,246,245	1,218,789
	Navient Private Education Refi Loan Trust,
[b,c]	Series 2019-D Class A2B, 5.368% (LIBOR 1 Month + 1.05%) due 12/15/2059	9,501,659	9,231,502
[c]	Series 2021-A Class A, 0.84% due 5/15/2069	3,464,167	2,991,168
[c]	Series 2022-BA Class A, 4.16% due 10/15/2070	23,361,694	22,095,088
	Navient Student Loan Trust,
[b]	Series 2014-1 Class A3, 4.899% (LIBOR 1 Month + 0.51%) due 6/25/2031	5,096,129	4,817,320
[b,c]	Series 2016-6A Class A2, 5.139% (LIBOR 1 Month + 0.75%) due 3/25/2066	730,164	729,189
[b,c]	Series 2019-BA Class A2B, 5.298% (LIBOR 1 Month + 0.98%) due 12/15/2059	1,471,503	1,450,771
[b,c]	Nelnet Private Education Loan Trust, Series 2016-A Class A1A, 6.139% (LIBOR 1 Month + 1.75%) due 12/26/2040	202,570	202,566
	Nelnet Student Loan Trust,
[b,c]	Series 2013-1A Class A, 4.989% (LIBOR 1 Month + 0.60%) due 6/25/2041	3,093,651	2,950,518
[b,c]	Series 2015-2A Class A2, 4.989% (LIBOR 1 Month + 0.60%) due 9/25/2042	23,516,228	22,823,307
[b,c]	Series 2015-3A Class A2, 4.989% (LIBOR 1 Month + 0.60%) due 2/27/2051	1,434,311	1,402,987
[b,c]	Series 2021-CA Class AFL, 5.093% (LIBOR 1 Month + 0.74%) due 4/20/2062	13,460,560	13,005,074
[b,c]	Series 2021-DA Class AFL, 5.043% (LIBOR 1 Month + 0.69%) due 4/20/2062	19,155,905	18,504,426
[b,c]	Pennsylvania Higher Education Assistance Agency, Student Loan Trust, Series 2012-1A Class A1, 4.939% (LIBOR 1 Month + 0.55%) due 5/25/2057	730,098	701,154

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	December 31, 2022 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[b,c,d]	Prodigy Finance DAC, Series 2021-1A Class A, 5.639% (LIBOR 1 Month + 1.25%) due 7/25/2051	$ 3,146,783	$ 3,044,397
	SLM Student Loan Trust,
[b]	Series 2011-2 Class A2, 5.589% (LIBOR 1 Month + 1.20%) due 10/25/2034	9,703,318	9,633,578
[b]	Series 2013-6 Class A3, 5.039% (LIBOR 1 Month + 0.65%) due 6/26/2028	25,930,226	24,834,562
	SMB Private Education Loan Trust,
[b,c]	Series 2015-A Class A3, 5.818% (LIBOR 1 Month + 1.50%) due 2/17/2032	2,706,551	2,706,865
[b,c]	Series 2017-B Class A2B, 5.068% (LIBOR 1 Month + 0.75%) due 10/15/2035	1,017,833	1,003,524
[b,c]	Series 2021-D Class A1B, 4.918% (LIBOR 1 Month + 0.60%) due 3/17/2053	8,337,922	8,057,902
[b,c]	Series 2021-E Class A1B, 4.948% (LIBOR 1 Month + 0.63%) due 2/15/2051	25,092,697	24,187,332
[c]	SoFi Professional Loan Program LLC, Series 2017-E Class A2B, 2.72% due 11/26/2040	374,683	372,076
[b,c]	Towd Point Asset Trust, Series 2021-SL1 Class A2, 5.053% (LIBOR 1 Month + 0.70%) due 11/20/2061	6,989,342	6,866,615
			239,731,825
	Total Asset Backed Securities (Cost $1,417,293,608)		1,328,309,692
	Corporate Bonds — 43.6%
	Automobiles & Components — 1.2%
	Auto Components — 0.1%
[d]	Aptiv plc/Aptiv Corp., 2.396% due 2/18/2025	5,434,000	5,124,697
	Automobiles — 1.1%
[b,c]	Daimler Trucks Finance North America LLC, 5.062% (SOFR + 0.75%) due 12/13/2024	10,414,000	10,279,347
	Hyundai Capital America,
[c]	0.875% due 6/14/2024	8,710,000	8,130,001
[c]	1.00% due 9/17/2024	8,872,000	8,201,277
[c]	1.80% due 10/15/2025 - 1/10/2028	9,765,000	8,442,108
[c]	2.375% due 2/10/2023 - 10/15/2027	14,960,000	14,418,466
[c]	3.00% due 2/10/2027	2,105,000	1,887,974
	Hyundai Capital Services, Inc.,
[c,d]	1.25% due 2/8/2026	2,970,000	2,579,861
[c,d]	3.75% due 3/5/2023	2,029,000	2,022,913
[c,d]	Kia Corp., 2.375% due 2/14/2025	9,800,000	9,127,034
	Mercedes-Benz Finance North America LLC,
[c]	2.125% due 3/10/2025	13,600,000	12,765,776
[c]	3.70% due 5/4/2023	4,725,000	4,697,926
			87,677,380
	Banks — 1.1%
	Banks — 1.1%
[b]	Citizens Bank NA, 5.676% (LIBOR 3 Month + 0.95%) due 3/29/2023	20,500,000	20,507,175
	FNB Corp., 5.15% due 8/25/2025	5,748,000	5,683,163
[b,c,d]	NBK SPC Ltd., 1.625% (SOFR + 1.05%) due 9/15/2027	13,033,000	11,514,265
	Santander Holdings USA, Inc.,
	3.244% due 10/5/2026	6,823,000	6,317,620
	3.45% due 6/2/2025	4,453,000	4,239,256
	4.40% due 7/13/2027	4,940,000	4,711,278
	Sumitomo Mitsui Trust Bank Ltd.,
[c,d]	0.80% due 9/12/2023	14,760,000	14,300,078
[c,d]	0.85% due 3/25/2024	6,550,000	6,195,317
	Synchrony Bank, 5.40% due 8/22/2025	7,250,000	7,152,125
			80,620,277
	Capital Goods — 0.6%
	Aerospace & Defense — 0.3%
	Boeing Co., 2.196% due 2/4/2026	6,256,000	5,686,204
	Teledyne Technologies, Inc.,
	2.25% due 4/1/2028	14,013,000	12,098,544
	2.75% due 4/1/2031	4,501,000	3,687,174
	Industrial Conglomerates — 0.0%
	Trane Technologies Co. LLC, 6.391% due 11/15/2027	3,000,000	3,021,270
	Machinery — 0.3%
	Flowserve Corp., 3.50% due 10/1/2030	5,914,000	4,919,857
	nVent Finance Sarl,
[d]	2.75% due 11/15/2031	6,462,000	4,942,719
[d]	4.55% due 4/15/2028	7,023,000	6,482,369

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	December 31, 2022 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Westinghouse Air Brake Technologies Corp., 4.40% due 3/15/2024	$ 3,853,000	$ 3,789,965
			44,628,102
	Commercial & Professional Services — 0.1%
	Commercial Services & Supplies — 0.1%
	Quanta Services, Inc., 0.95% due 10/1/2024	10,296,000	9,476,026
			9,476,026
	Consumer Durables & Apparel — 0.0%
	Household Durables — 0.0%
[c,d]	Panasonic Corp., 2.679% due 7/19/2024	2,000,000	1,915,420
			1,915,420
	Diversified Financials — 9.1%
	Banks — 0.1%
[b,c,d]	DNB Bank ASA, 5.896% due 10/9/2026	7,500,000	7,507,800
	Capital Markets — 2.2%
	Blackstone Private Credit Fund, 2.625% due 12/15/2026	8,137,000	6,738,901
	Hercules Capital, Inc.,
	2.625% due 9/16/2026	14,120,000	11,910,220
	3.375% due 1/20/2027	7,458,000	6,381,139
[c,d]	LSEGA Financing plc, 1.375% due 4/6/2026	9,720,000	8,569,541
	Main Street Capital Corp., 3.00% due 7/14/2026	8,163,000	7,041,649
	Owl Rock Capital Corp.,
	2.625% due 1/15/2027	2,081,000	1,717,782
	2.875% due 6/11/2028	20,499,000	16,227,418
	Owl Rock Capital Corp. III, 3.125% due 4/13/2027	16,243,000	13,446,768
	Owl Rock Core Income Corp.,
	3.125% due 9/23/2026	19,056,000	16,311,745
	4.70% due 2/8/2027	4,870,000	4,364,397
	5.50% due 3/21/2025	6,810,000	6,610,808
	Owl Rock Technology Finance Corp.,
	2.50% due 1/15/2027	10,556,000	8,606,940
[c]	3.75% due 6/17/2026	12,276,000	10,679,383
[c]	4.75% due 12/15/2025	17,883,000	16,328,431
	Sixth Street Specialty Lending, Inc.,
	2.50% due 8/1/2026	2,591,000	2,268,913
	3.875% due 11/1/2024	14,960,000	14,406,031
	SLR Investment Corp., 4.50% due 1/20/2023	13,191,000	13,186,119
	Consumer Finance — 0.2%
	Wells Fargo & Co.,
[b]	3.908% (SOFR + 1.32%) due 4/25/2026	8,792,000	8,539,142
[b]	4.808% (SOFR + 1.98%) due 7/25/2028	3,448,000	3,361,214
	Diversified Financial Services — 6.3%
	Antares Holdings LP,
[c]	2.75% due 1/15/2027	7,360,000	5,888,000
[c]	3.75% due 7/15/2027	8,520,000	6,841,901
[c]	3.95% due 7/15/2026	14,391,000	12,358,559
[c]	6.00% due 8/15/2023	10,075,000	9,898,385
[d]	Banco Santander SA, 5.147% due 8/18/2025	10,000,000	9,903,500
	Bank of America Corp.,
[b]	0.976% (SOFR + 0.69%) due 4/22/2025	9,525,000	8,927,592
[b]	1.197% (SOFR + 1.01%) due 10/24/2026	3,035,000	2,703,457
[b]	1.734% (SOFR + 0.96%) due 7/22/2027	3,632,000	3,183,557
[b]	3.841% (SOFR + 1.11%) due 4/25/2025	7,305,000	7,130,703
[b]	4.948% (SOFR + 2.04%) due 7/22/2028	6,007,000	5,870,281
[b]	4.963% (BSBY3M + 0.43%) due 5/28/2024	5,093,000	5,045,126
[b,d]	Barclays plc, 6.024% (LIBOR 3 Month + 1.38%) due 5/16/2024	17,500,000	17,472,525
	BNP Paribas SA,
[b,c,d]	1.323% (SOFR + 1.00%) due 1/13/2027	7,000,000	6,117,720
[b,c,d]	2.159% (SOFR + 1.218%) due 9/15/2029	3,650,000	2,977,853
[b,c,d]	2.219% (SOFR + 2.07%) due 6/9/2026	4,800,000	4,422,432
[b]	Charles Schwab Corp., 5.296% (SOFRINDX + 1.05%) due 3/3/2027	33,148,000	32,238,087

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	December 31, 2022 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Citigroup, Inc.,
[b]	1.462% (SOFR + 0.77%) due 6/9/2027	$ 7,328,000	$ 6,360,631
[b]	3.07% (SOFR + 1.28%) due 2/24/2028	9,000	8,121
[b]	3.106% (SOFR + 2.84%) due 4/8/2026	4,265,000	4,034,008
	3.40% due 5/1/2026	2,425,000	2,302,247
[b]	4.412% (SOFR + 3.91%) due 3/31/2031	7,315,000	6,723,875
[b]	4.734% (SOFR + 0.669%) due 5/1/2025	5,753,000	5,648,123
[b]	5.06% (SOFR + 0.77%) due 6/9/2027	3,132,000	2,992,000
	Deutsche Bank AG,
[d]	0.898% due 5/28/2024	10,952,000	10,245,158
[b,d]	2.311% (SOFR + 1.219%) due 11/16/2027	4,850,000	4,120,414
[b,d]	5.966% (LIBOR 3 Month + 1.23%) due 2/27/2023	17,100,000	17,109,918
	Goldman Sachs Group, Inc.,
[b]	1.757% (SOFR + 0.73%) due 1/24/2025	3,991,000	3,819,467
[b]	4.232% (SOFR + 0.50%) due 7/16/2024	14,450,000	14,377,316
[b]	4.598% (SOFR + 0.70%) due 1/24/2025	6,322,000	6,221,986
[b]	4.784% (SOFR + 0.50%) due 9/10/2024	10,786,000	10,618,386
[b]	5.104% (SOFR + 0.82%) due 9/10/2027	10,881,000	10,309,203
	HSBC Holdings plc,
[b,d]	1.589% (SOFR + 1.29%) due 5/24/2027	6,100,000	5,257,041
[b,d]	1.645% (SOFR + 1.538%) due 4/18/2026	3,025,000	2,731,454
[b,d]	2.013% (SOFR + 1.73%) due 9/22/2028	9,550,000	7,970,143
[b,d]	2.099% (SOFR + 1.93%) due 6/4/2026	6,800,000	6,198,608
[b,d]	2.206% (SOFR + 1.285%) due 8/17/2029	3,500,000	2,826,845
[b,d]	2.251% (SOFR + 1.10%) due 11/22/2027	3,430,000	2,971,272
[b,d]	4.18% (SOFR + 1.51%) due 12/9/2025	5,400,000	5,241,942
[b,d]	4.749% (SOFR + 0.58%) due 11/22/2024	1,585,000	1,547,134
[b,d]	5.21% (SOFR + 2.61%) due 8/11/2028	2,330,000	2,243,813
	JPMorgan Chase & Co.,
[b]	1.04% (TSFR3M + 0.695%) due 2/4/2027	4,690,000	4,083,911
[b]	1.045% (SOFR + 0.80%) due 11/19/2026	5,982,000	5,281,687
[b]	4.323% (SOFR + 1.56%) due 4/26/2028	3,906,000	3,723,629
[b]	4.778% (SOFR + 0.885%) due 4/22/2027	3,096,000	3,004,111
[b]	4.851% (SOFR + 1.99%) due 7/25/2028	3,040,000	2,967,891
[b]	5.119% (SOFR + 0.92%) due 2/24/2026	10,418,000	10,217,245
[b,d]	Lloyds Banking Group plc, 3.87% (H15T1Y + 3.50%) due 7/9/2025	3,500,000	3,391,955
	Mitsubishi UFJ Financial Group, Inc.,
[b,d]	0.953% (H15T1Y + 0.55%) due 7/19/2025	14,075,000	13,081,164
[b,d]	1.538% (H15T1Y + 0.75%) due 7/20/2027	4,800,000	4,167,504
[b,d]	1.64% (H15T1Y + 0.67%) due 10/13/2027	6,750,000	5,838,817
[b,d]	4.788% (H15T1Y + 1.70%) due 7/18/2025	4,550,000	4,500,860
[b,d]	5.017% (H15T1Y + 1.95%) due 7/20/2028	1,250,000	1,220,225
[b,d]	5.354% (H15T1Y + 1.90%) due 9/13/2028	5,000,000	4,954,050
	Mizuho Financial Group, Inc.,
[b,d]	3.922% (LIBOR 3 Month + 1.00%) due 9/11/2024	10,850,000	10,674,121
[b,d]	5.387% (LIBOR 3 Month + 0.63%) due 5/25/2024	12,978,000	12,896,109
	Morgan Stanley,
[b]	0.791% (SOFR + 0.51%) due 1/22/2025	11,785,000	11,160,749
[b]	1.164% (SOFR + 0.56%) due 10/21/2025	9,635,000	8,865,453
[b,d]	Natwest Group plc, 1.642% (H15T1Y + 0.90%) due 6/14/2027	3,000,000	2,599,650
	Societe Generale SA,
[b,c,d]	1.792% (H15T1Y + 1.00%) due 6/9/2027	4,933,000	4,239,913
[c,d]	2.625% due 1/22/2025	4,000,000	3,761,280
[c,d]	3.875% due 3/28/2024	8,000,000	7,808,960
[c,d]	4.25% due 9/14/2023	9,000,000	8,924,040
[b,c,d]	4.934% (SOFR + 1.05%) due 1/21/2026	6,400,000	6,161,984
[d]	Sumitomo Mitsui Financial Group, Inc., 0.948% due 1/12/2026	11,650,000	10,265,863
[b,c,d]	UBS AG, 4.565% (SOFR + 0.45%) due 8/9/2024	2,800,000	2,779,336
	UBS Group AG,
[b,c,d]	1.494% (H15T1Y + 0.85%) due 8/10/2027	7,121,000	6,125,057
[b,c,d]	4.49% (H15T1Y + 1.60%) due 8/5/2025	9,800,000	9,641,436
[b,c,d]	4.751% (H15T1Y + 1.75%) due 5/12/2028	7,800,000	7,472,634
	Western Union Co., 2.85% due 1/10/2025	7,256,000	6,927,158
	Insurance — 0.3%
[c]	Global Atlantic Fin Co., 4.40% due 10/15/2029	27,285,000	22,802,347

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	December 31, 2022 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
			676,602,263
	Energy — 1.9%
	Energy Equipment & Services — 0.0%
[c,d,e,f]	Schahin II Finance Co. SPV Ltd., 5.875% due 9/25/2023	$ 3,997,362	$ 40
	Oil, Gas & Consumable Fuels — 1.9%
	Buckeye Partners LP, 4.15% due 7/1/2023	7,000,000	6,905,360
[c]	Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., 4.15% due 8/15/2026	9,092,000	8,689,588
[c]	Florida Gas Transmission Co. LLC, 2.30% due 10/1/2031	10,778,000	8,265,648
	Galaxy Pipeline Assets Bidco Ltd.,
[c,d]	1.75% due 9/30/2027	33,725,981	31,247,459
[c,d]	2.16% due 3/31/2034	9,283,587	7,889,749
[c,d]	Gazprom PJSC via Gaz Finance plc, 3.50% due 7/14/2031	32,475,000	21,009,052
	Gray Oak Pipeline LLC,
[c]	2.00% due 9/15/2023	17,190,000	16,693,037
[c]	3.45% due 10/15/2027	12,955,000	11,441,597
[c]	Midwest Connector Capital Co. LLC, 4.625% due 4/1/2029	16,535,000	14,919,034
	MPLX LP, 4.95% due 9/1/2032	4,916,000	4,609,979
[c]	Tennessee Gas Pipeline Co. LLC, 2.90% due 3/1/2030	11,946,000	10,014,093
			141,684,636
	Food & Staples Retailing — 0.2%
	Food & Staples Retailing — 0.2%
	7-Eleven, Inc.,
[c]	0.625% due 2/10/2023	2,007,000	1,995,701
[c]	0.80% due 2/10/2024	13,945,000	13,265,181
			15,260,882
	Food, Beverage & Tobacco — 0.9%
	Beverages — 0.5%
[c,d]	Becle SAB de CV, 2.50% due 10/14/2031	28,038,000	21,630,756
	Huntington Ingalls Industries, Inc., 2.043% due 8/16/2028	17,717,000	14,607,135
	Food Products — 0.1%
[b]	General Mills, Inc., 5.089% (LIBOR 3 Month + 1.01%) due 10/17/2023	2,475,000	2,481,138
	Ingredion, Inc., 2.90% due 6/1/2030	9,725,000	8,238,242
	Tobacco — 0.3%
	BAT Capital Corp.,
	2.726% due 3/25/2031	2,950,000	2,300,676
	3.557% due 8/15/2027	5,838,000	5,316,024
	BAT International Finance plc,
[d]	1.668% due 3/25/2026	4,764,000	4,217,998
[d]	4.448% due 3/16/2028	3,000,000	2,776,770
[c,d]	JT International Financial Services BV, 6.875% due 10/24/2032	5,350,000	5,675,173
			67,243,912
	Health Care Equipment & Services — 0.5%
	Health Care Equipment & Supplies — 0.2%
[c,d]	Olympus Corp., 2.143% due 12/8/2026	14,061,000	12,444,547
	Health Care Providers & Services — 0.3%
[c]	Highmark, Inc., 1.45% due 5/10/2026	20,542,000	18,077,371
	Laboratory Corp. of America Holdings, 1.55% due 6/1/2026	8,355,000	7,398,603
			37,920,521
	Household & Personal Products — 0.1%
	Household Products — 0.1%
[c,d]	Kimberly-Clark de Mexico SAB de CV, 3.80% due 4/8/2024	3,900,000	3,804,099
			3,804,099
	Insurance — 7.1%
	Insurance — 7.1%
[c]	American National Group, Inc., 6.144% due 6/13/2032	25,662,000	24,173,861
	Aon Corp./Aon Global Holdings plc, 5.00% due 9/12/2032	3,757,000	3,716,387
[c,d]	Ascot Group Ltd., 4.25% due 12/15/2030	12,308,000	10,607,157
[c]	Belrose Funding Trust, 2.33% due 8/15/2030	9,685,000	7,321,182

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	December 31, 2022 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Brighthouse Financial Global Funding,
[c]	1.55% due 5/24/2026	$ 7,538,000	$ 6,637,586
[c]	2.00% due 6/28/2028	10,733,000	8,881,880
[b,c]	4.499% (SOFR + 0.76%) due 4/12/2024	7,247,000	7,165,109
	Brighthouse Financial, Inc., 5.625% due 5/15/2030	10,707,000	10,186,961
	CNO Global Funding,
[c]	1.65% due 1/6/2025	5,359,000	4,969,347
[c]	1.75% due 10/7/2026	9,414,000	8,335,250
[c,d]	DaVinciRe Holdings Ltd., 4.75% due 5/1/2025	10,260,000	10,028,534
	Enstar Group Ltd.,
[d]	3.10% due 9/1/2031	10,106,000	7,379,199
[d]	4.95% due 6/1/2029	16,116,000	14,722,449
	Equitable Financial Life Global Funding,
[c]	1.00% due 1/9/2026	8,665,000	7,610,989
[c]	1.40% due 7/7/2025 - 8/27/2027	16,048,000	14,248,357
[c]	1.80% due 3/8/2028	6,800,000	5,669,296
	F&G Global Funding,
[c]	1.75% due 6/30/2026	20,225,000	18,027,958
[c]	2.00% due 9/20/2028	17,963,000	14,883,603
[c]	2.30% due 4/11/2027	13,520,000	11,908,957
	Fairfax Financial Holdings Ltd.,
[d]	3.375% due 3/3/2031	5,261,000	4,290,451
[d]	4.625% due 4/29/2030	11,984,000	10,891,419
[c,d]	5.625% due 8/16/2032	15,746,000	14,786,596
[c,d]	Fidelis Insurance Holdings Ltd., 4.875% due 6/30/2030	17,531,000	17,031,016
	Fidelity National Financial, Inc., 3.40% due 6/15/2030	14,931,000	12,605,795
	First American Financial Corp., 4.00% due 5/15/2030	4,845,000	4,089,519
	GA Global Funding Trust,
[c]	2.25% due 1/6/2027	11,420,000	10,070,727
[c]	3.85% due 4/11/2025	11,960,000	11,462,584
[b,c]	4.79% (SOFR + 0.50%) due 9/13/2024	6,888,000	6,708,292
	Globe Life, Inc., 4.80% due 6/15/2032	3,410,000	3,226,883
[c]	Guardian Life Global Funding, 5.55% due 10/28/2027	9,750,000	9,927,743
	Horace Mann Educators Corp., 4.50% due 12/1/2025	6,533,000	6,261,227
[c]	Jackson National Life Global Funding, 3.25% due 1/30/2024	5,000,000	4,893,450
	Mercury General Corp., 4.40% due 3/15/2027	2,901,000	2,720,210
	Metropolitan Life Global Funding I,
[c]	3.30% due 3/21/2029	4,000,000	3,586,480
[b,c]	4.012% (SOFR + 0.32%) due 1/7/2024	14,683,000	14,604,005
[b,c]	Nationwide Mutual Insurance Co., 7.059% (LIBOR 3 Month + 2.29%) due 12/15/2024	16,096,000	16,062,842
[b,c]	New York Life Global Funding, 4.759% (SOFR + 0.48%) due 6/9/2026	22,760,000	22,015,748
	Pacific Life Global Funding II,
[b,c]	4.867% (SOFR + 0.62%) due 6/4/2026	13,475,000	12,888,703
[b,c]	5.123% (SOFRINDX + 0.80%) due 3/30/2025	653,000	639,672
[c]	Protective Life Corp., 3.40% due 1/15/2030	16,787,000	14,584,713
	Protective Life Global Funding,
[c]	1.618% due 4/15/2026	14,716,000	13,152,278
[c]	3.218% due 3/28/2025	4,000,000	3,807,760
	Reliance Standard Life Global Funding II,
[c]	1.512% due 9/28/2026	10,762,000	9,300,198
[c]	2.75% due 5/7/2025	13,490,000	12,652,406
[c]	3.85% due 9/19/2023	5,950,000	5,866,046
[c]	RGA Global Funding, 2.70% due 1/18/2029	11,803,000	9,996,551
[c]	Sammons Financial Group, Inc., 4.45% due 5/12/2027	7,950,000	7,365,914
[c]	Security Benefit Global Funding, 1.25% due 5/17/2024	37,488,000	35,147,624
	Stewart Information Services Corp., 3.60% due 11/15/2031	22,401,000	17,080,315
	Willis North America, Inc., 4.65% due 6/15/2027	14,331,000	13,859,223
			528,050,452
	Materials — 1.6%
	Chemicals — 0.5%
[c,d]	LG Chem Ltd., 4.375% due 7/14/2025	5,000,000	4,850,750
[c,d]	OCP SA, 5.625% due 4/25/2024	8,555,000	8,543,793

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	December 31, 2022 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Phosagro OAO Via Phosagro Bond Funding DAC,
[c,d]	3.05% due 1/23/2025	$ 2,525,000	$ 1,313,606
[c,d]	3.949% due 4/24/2023	29,098,000	18,173,156
	Construction Materials — 0.2%
	Martin Marietta Materials, Inc., 0.65% due 7/15/2023	14,635,000	14,259,466
	Containers & Packaging — 0.5%
[c,d]	CCL Industries, Inc., 3.05% due 6/1/2030	9,810,000	8,072,649
[c]	Graphic Packaging International LLC, 1.512% due 4/15/2026	6,873,000	6,002,328
[c]	Silgan Holdings, Inc., 1.40% due 4/1/2026	14,004,000	12,359,790
	Sonoco Products Co., 1.80% due 2/1/2025	11,725,000	10,903,547
	Metals & Mining — 0.4%
[d]	AngloGold Ashanti Holdings plc, 3.375% due 11/1/2028	23,500,000	20,602,920
[c,d]	Metalloinvest Finance DAC, 3.375% due 10/22/2028	12,700,000	6,824,726
[c,d]	Newcrest Finance Pty Ltd., 3.25% due 5/13/2030	2,961,000	2,476,610
			114,383,341
	Media & Entertainment — 0.2%
	Media — 0.2%
	Warnermedia Holdings, Inc.,
[c]	3.428% due 3/15/2024	4,090,000	3,969,590
[c]	3.528% due 3/15/2024	10,415,000	10,092,031
			14,061,621
	Pharmaceuticals, Biotechnology & Life Sciences — 0.5%
	Biotechnology — 0.3%
	Bio-Rad Laboratories, Inc., 3.30% due 3/15/2027	5,820,000	5,369,474
	Illumina, Inc., 5.80% due 12/12/2025	5,600,000	5,643,400
[d]	Royalty Pharma plc, 1.75% due 9/2/2027	7,532,000	6,397,681
	Pharmaceuticals — 0.2%
[b,d]	AstraZeneca plc, 5.315% (LIBOR 3 Month + 0.67%) due 8/17/2023	10,524,000	10,522,947
[c]	Bayer US Finance II LLC, 4.25% due 12/15/2025	2,500,000	2,427,750
	Viatris, Inc., 2.30% due 6/22/2027	4,935,000	4,217,303
			34,578,555
	Real Estate — 2.0%
	Equity Real Estate Investment Trusts — 1.8%
	American Tower Corp.,
	1.45% due 9/15/2026	4,969,000	4,334,657
	1.50% due 1/31/2028	15,000,000	12,424,950
	2.40% due 3/15/2025	12,850,000	12,088,637
	3.65% due 3/15/2027	6,380,000	5,967,342
	4.05% due 3/15/2032	1,914,000	1,711,767
	Crown Castle, Inc., 1.05% due 7/15/2026	6,222,000	5,385,079
	Digital Realty Trust LP, 5.55% due 1/15/2028	13,400,000	13,490,450
	Extra Space Storage LP, 3.90% due 4/1/2029	4,920,000	4,416,536
	SBA Tower Trust,
[c]	1.631% due 5/15/2051	26,000,000	22,081,233
[c]	1.84% due 4/15/2027	8,140,000	6,895,095
[c]	2.836% due 1/15/2050	12,661,000	11,933,208
[c]	6.599% due 1/15/2028	7,950,000	7,962,454
	Service Properties Trust,
	4.35% due 10/1/2024	10,161,000	9,258,297
	4.65% due 3/15/2024	4,233,000	4,063,299
	5.25% due 2/15/2026	4,020,000	3,361,243
	Vornado Realty LP,
	2.15% due 6/1/2026	7,000,000	5,929,840
	3.40% due 6/1/2031	2,916,000	2,163,672
	Mortgage Real Estate Investment Trusts — 0.2%
	Sun Communities Operating LP, 2.30% due 11/1/2028	13,878,000	11,595,485
			145,063,244
	Retailing — 0.1%
	Specialty Retail — 0.1%
	Advance Auto Parts, Inc.,

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	December 31, 2022 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	1.75% due 10/1/2027	$ 4,763,000	$ 4,001,301
	3.90% due 4/15/2030	6,584,000	5,785,032
			9,786,333
	Semiconductors & Semiconductor Equipment — 1.8%
	Semiconductors & Semiconductor Equipment — 1.8%
	Broadcom Corp./Broadcom Cayman Finance Ltd.,
[d]	3.50% due 1/15/2028	12,245,000	11,161,195
[d]	3.875% due 1/15/2027	1,712,000	1,620,750
	Broadcom, Inc.,
[c]	3.187% due 11/15/2036	6,583,000	4,751,215
[c]	4.00% due 4/15/2029	2,060,000	1,874,641
	4.15% due 11/15/2030	2,980,000	2,669,722
	4.75% due 4/15/2029	3,575,000	3,409,513
	Microchip Technology, Inc.,
	0.972% due 2/15/2024	18,694,000	17,772,573
	4.25% due 9/1/2025	10,634,000	10,326,571
	Micron Technology, Inc.,
	4.663% due 2/15/2030	4,150,000	3,761,560
	5.327% due 2/6/2029	7,690,000	7,380,016
	6.75% due 11/1/2029	9,900,000	10,073,349
	Qorvo, Inc.,
[c]	1.75% due 12/15/2024	6,858,000	6,327,465
[c]	3.375% due 4/1/2031	14,210,000	11,525,731
	4.375% due 10/15/2029	930,000	821,832
[c,d]	Renesas Electronics Corp., 1.543% due 11/26/2024	17,721,000	16,229,778
	SK Hynix, Inc.,
[c,d]	1.00% due 1/19/2024	6,800,000	6,444,496
[c,d]	1.50% due 1/19/2026	10,200,000	8,824,020
[c,d]	2.375% due 1/19/2031	6,588,000	4,837,898
	Skyworks Solutions, Inc., 1.80% due 6/1/2026	3,574,000	3,146,121
			132,958,446
	Software & Services — 2.7%
	Information Technology Services — 1.3%
	Block Financial LLC, 2.50% due 7/15/2028	10,392,000	8,818,651
	DXC Technology Co., 2.375% due 9/15/2028	26,644,000	22,404,140
[d]	Genpact Luxembourg Sarl, 3.375% due 12/1/2024	4,350,000	4,162,037
[d]	Genpact Luxembourg Sarl/Genpact USA, Inc., 1.75% due 4/10/2026	9,063,000	8,072,958
	Global Payments, Inc.,
	1.50% due 11/15/2024	5,624,000	5,233,020
	2.15% due 1/15/2027	3,516,000	3,070,593
	Kyndryl Holdings, Inc.,
	2.05% due 10/15/2026	10,562,000	8,732,767
	2.70% due 10/15/2028	22,750,000	17,124,835
	Leidos, Inc., 2.30% due 2/15/2031	8,489,000	6,496,377
	Total System Services, Inc., 4.00% due 6/1/2023	1,335,000	1,326,790
[c]	Wipro IT Services LLC, 1.50% due 6/23/2026	10,647,000	9,357,009
	Internet Software & Services — 0.5%
	eBay, Inc., 5.90% due 11/22/2025	14,800,000	15,134,776
	Prosus NV,
[c,d]	3.061% due 7/13/2031	2,816,000	2,196,452
[c,d]	3.257% due 1/19/2027	6,400,000	5,764,928
[c,d]	4.193% due 1/19/2032	13,254,000	11,017,917
[c,d]	Tencent Holdings Ltd., 2.39% due 6/3/2030	5,000,000	4,071,900
	Software — 0.9%
	Fidelity National Information Services, Inc., 4.70% due 7/15/2027	7,167,000	6,998,647
[c]	Infor, Inc., 1.75% due 7/15/2025	12,382,000	11,170,793
[c,d]	Open Text Corp., 6.90% due 12/1/2027	9,723,000	9,803,506
	Oracle Corp.,
	1.65% due 3/25/2026	15,136,000	13,564,581
	2.30% due 3/25/2028	7,482,000	6,488,091
	VMware, Inc.,
	1.00% due 8/15/2024	3,304,000	3,073,447
	4.50% due 5/15/2025	15,043,000	14,749,511

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	December 31, 2022 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
			198,833,726
	Technology Hardware & Equipment — 2.5%
	Communications Equipment — 0.3%
	Motorola Solutions, Inc.,
	2.30% due 11/15/2030	$ 1,582,000	$ 1,241,253
	5.60% due 6/1/2032	24,026,000	23,442,168
	Electronic Equipment, Instruments & Components — 0.9%
[d]	Allegion plc, 3.50% due 10/1/2029	3,059,000	2,636,736
	Flex Ltd.,
[d]	4.875% due 5/12/2030	12,788,000	11,958,954
[d]	6.00% due 1/15/2028	2,375,000	2,371,461
	TD SYNNEX Corp., 1.75% due 8/9/2026	28,691,000	24,386,489
	Trimble, Inc., 4.75% due 12/1/2024	17,000,000	16,819,630
	Vontier Corp.,
	1.80% due 4/1/2026	5,272,000	4,459,901
	2.40% due 4/1/2028	5,266,000	4,157,033
	Office Electronics — 0.2%
	CDW LLC/CDW Finance Corp., 3.25% due 2/15/2029	16,381,000	13,960,707
	Technology Hardware, Storage & Peripherals — 1.1%
	Dell International LLC/EMC Corp., 4.90% due 10/1/2026	14,874,000	14,652,972
	HP, Inc.,
	1.45% due 6/17/2026	5,334,000	4,677,065
	4.75% due 1/15/2028	14,002,000	13,599,722
	Lenovo Group Ltd.,
[d]	4.75% due 3/29/2023	23,428,000	23,374,116
[c,d]	5.831% due 1/27/2028	13,565,000	13,123,866
[d]	5.875% due 4/24/2025	10,600,000	10,418,104
	NetApp, Inc., 2.375% due 6/22/2027	46,000	40,957
			185,321,134
	Telecommunication Services — 0.7%
	Diversified Telecommunication Services — 0.6%
	AT&T, Inc.,
	1.70% due 3/25/2026	6,405,000	5,780,961
	2.55% due 12/1/2033	1,016,000	781,304
	NBN Co. Ltd.,
[c,d]	1.45% due 5/5/2026	29,450,000	26,037,334
[c,d]	1.625% due 1/8/2027	9,800,000	8,506,792
[c,d]	NTT Finance Corp., 4.239% due 7/25/2025	2,800,000	2,750,188
	Wireless Telecommunication Services — 0.1%
	T-Mobile USA, Inc.,
	2.25% due 2/15/2026	4,275,000	3,893,328
	2.625% due 4/15/2026	4,847,000	4,439,319
			52,189,226
	Transportation — 0.1%
	Air Freight & Logistics — 0.1%
[c]	TTX Co., 4.15% due 1/15/2024	6,000,000	5,923,260
	Airlines — 0.0%
	American Airlines Pass Through Trust, Series 2013-2 Class A, 4.95% due 7/15/2024	1,205,396	1,200,587
	US Airways Pass Through Trust, Series 2010-1 Class A, 6.25% due 10/22/2024	1,935,115	1,919,286
	Diversified Consumer Services — 0.0%
	University of Chicago, Series 12-B, 3.065% due 10/1/2024	360,000	347,623
			9,390,756
	Utilities — 8.6%
	Electric Utilities — 7.6%
	AEP Texas, Inc.,
	4.70% due 5/15/2032	6,527,000	6,252,735
	Series I, 2.10% due 7/1/2030	12,187,000	9,865,011
[c]	Alexander Funding Trust, 1.841% due 11/15/2023	38,072,000	35,984,132
	Allegion U.S. Holding Co., Inc., 5.411% due 7/1/2032	15,759,000	15,251,875

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	December 31, 2022 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Alliant Energy Finance LLC,
[c]	1.40% due 3/15/2026	$ 5,240,000	$ 4,524,740
[c]	3.75% due 6/15/2023	9,673,000	9,596,100
	Ameren Corp.,
	1.75% due 3/15/2028	9,990,000	8,473,818
	3.50% due 1/15/2031	5,200,000	4,590,352
	American Electric Power Co., Inc.,
	2.031% due 3/15/2024	3,898,000	3,752,916
	2.30% due 3/1/2030	14,211,000	11,633,977
	Series M, 0.75% due 11/1/2023	9,667,000	9,337,065
	Appalachian Power Co.,
	3.40% due 6/1/2025	3,000,000	2,898,870
	Series BB, 4.50% due 8/1/2032	6,337,000	5,930,545
	Avangrid, Inc.,
	3.15% due 12/1/2024	8,870,000	8,502,338
	3.20% due 4/15/2025	9,395,000	8,981,056
	Black Hills Corp.,
	1.037% due 8/23/2024	22,410,000	20,916,598
	2.50% due 6/15/2030	5,490,000	4,414,838
[c]	Caledonia Generating LLC, 1.95% due 2/28/2034	19,062,410	16,285,059
[b]	CenterPoint Energy, Inc., 4.776% (SOFRINDX + 0.65%) due 5/13/2024	2,289,000	2,261,028
	Comision Federal de Electricidad,
[c,d]	3.348% due 2/9/2031	8,740,000	6,851,373
[c,d]	4.688% due 5/15/2029	6,125,000	5,411,070
[d]	5.00% due 9/29/2036	18,849,600	15,585,792
	Consolidated Edison, Inc., Series A, 0.65% due 12/1/2023	12,309,000	11,823,287
	Dominion Energy, Inc.,
	5.375% due 11/15/2032	19,385,000	19,260,936
	Series B, 3.60% due 3/15/2027	25,576,000	24,068,039
	Duke Energy Corp., 4.50% due 8/15/2032	14,790,000	13,898,163
	Enel Finance International NV,
[c,d]	1.375% due 7/12/2026	12,250,000	10,612,910
[c,d]	1.875% due 7/12/2028	20,585,000	16,357,664
[c,d]	2.25% due 7/12/2031	5,957,000	4,364,813
[c,d]	5.00% due 6/15/2032	3,073,000	2,771,846
[c,d]	7.50% due 10/14/2032	4,000,000	4,250,800
	Entergy Louisiana LLC, 0.62% due 11/17/2023	3,963,000	3,814,546
	Entergy Mississippi LLC, 3.25% due 12/1/2027	4,727,000	4,274,437
	Entergy Texas, Inc.,
	1.50% due 9/1/2026	8,640,000	7,532,179
	3.45% due 12/1/2027	9,000,000	8,299,080
[c]	Evergy Missouri West, Inc., 5.15% due 12/15/2027	9,711,000	9,666,718
	Georgia Power Co., 4.70% due 5/15/2032	20,681,000	19,917,044
	ITC Holdings Corp.,
[c]	2.95% due 5/14/2030	14,800,000	12,516,360
[c]	4.95% due 9/22/2027	9,703,000	9,585,788
[c]	Jersey Central Power & Light Co., 4.30% due 1/15/2026	9,414,000	9,086,393
[c]	Liberty Utilities Finance GP 1, 2.05% due 9/15/2030	11,980,000	8,992,787
[c]	Midland Cogeneration Venture LP, 6.00% due 3/15/2025	810,589	824,790
[b]	Mississippi Power Co., Series A, 4.623% (SOFR + 0.30%) due 6/28/2024	6,780,000	6,631,654
[c]	Monongahela Power Co., 3.55% due 5/15/2027	3,300,000	3,102,363
	NextEra Energy Capital Holdings, Inc., 0.65% due 3/1/2023	3,333,000	3,310,702
	Northern States Power Co., 3.30% due 6/15/2024	2,500,000	2,439,725
	OGE Energy Corp., 0.703% due 5/26/2023	6,063,000	5,954,775
	Pacific Gas & Electric Co., 3.25% due 2/16/2024	20,160,000	19,661,645
[b]	PPL Electric Utilities Corp., 4.653% (SOFR + 0.33%) due 6/24/2024	5,094,000	5,027,880
	Public Service Co. of Oklahoma, Series J, 2.20% due 8/15/2031	5,905,000	4,696,542
	Puget Energy, Inc.,
	2.379% due 6/15/2028	8,825,000	7,524,460
	4.10% due 6/15/2030	4,742,000	4,242,573
	San Diego Gas & Electric Co., Series NN, 3.60% due 9/1/2023	4,212,000	4,167,816
	Southern California Edison Co.,
[b]	4.963% (SOFRINDX + 0.64%) due 4/3/2023	19,476,000	19,457,498
	Series C, 4.20% due 6/1/2025	5,722,000	5,607,331
	Southern Co., 5.70% due 10/15/2032	5,000,000	5,108,900

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	December 31, 2022 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Transelec SA,
[c,d]	4.25% due 1/14/2025	$ 5,200,000	$ 5,062,148
[c,d]	4.625% due 7/26/2023	2,880,000	2,868,682
[c]	Vistra Operations Co. LLC, 4.875% due 5/13/2024	25,918,000	25,379,165
	WEC Energy Group, Inc., 2.20% due 12/15/2028	11,412,000	9,662,883
	Gas Utilities — 1.0%
[c]	Brooklyn Union Gas Co., 4.632% due 8/5/2027	9,700,000	9,241,966
[b]	CenterPoint Energy Resources Corp., 5.279% (LIBOR 3 Month + 0.50%) due 3/2/2023	4,398,000	4,395,977
	NiSource, Inc., 0.95% due 8/15/2025	11,850,000	10,688,582
	Southern Co. Gas Capital Corp., 5.15% due 9/15/2032	12,206,000	11,991,052
	Southwest Gas Corp.,
	4.05% due 3/15/2032	13,150,000	11,531,498
	5.80% due 12/1/2027	4,828,000	4,916,015
[b]	Spire Missouri, Inc., 4.74% (SOFR + 0.50%) due 12/2/2024	24,347,000	24,053,375
			635,945,075
	Total Corporate Bonds (Cost $3,541,917,723)		3,227,395,427
	Long-Term Municipal Bonds — 0.2%
	Colorado Educational & Cultural Facilities Authority, Series B, 2.691% due 3/1/2023	580,000	577,907
	Los Angeles Community College District GO, 1.806% due 8/1/2030	12,115,000	9,880,049
	New Jersey Transportation Trust Fund Authority,
	2.551% due 6/15/2023	1,170,000	1,155,372
	2.631% due 6/15/2024	860,000	830,360
	Total Long-Term Municipal Bonds (Cost $13,358,933)		12,443,688
	Other Government — 0.2%
[c,d]	Bermuda Government International Bond, 2.375% due 8/20/2030	6,800,000	5,748,992
	Carpintero Finance Ltd. (Guaranty: Export Credits Guarantee Department),
[c,d]	2.004% due 9/18/2024	2,285,919	2,211,078
[c,d]	2.581% due 11/11/2024	2,460,787	2,400,605
[c,d]	Khadrawy Ltd. (Guaranty: Export Credits Guarantee Department), 2.471% due 3/31/2025	1,660,372	1,607,356
[d]	Sharjah Sukuk Program Ltd., 4.226% due 3/14/2028	2,000,000	1,903,340
	Total Other Government (Cost $15,343,732)		13,871,371
	U.S. Treasury Securities — 13.9%
	United States Treasury Inflation Indexed Bonds, 0.125%, 4/15/2027 - 1/15/2032	244,346,434	216,334,554
	United States Treasury Notes,
	0.375%, 11/30/2025	123,015,000	110,079,204
	1.50%, 10/31/2024	44,520,000	42,175,744
	1.625%, 2/15/2026	52,700,000	48,755,734
	1.75%, 11/15/2029	27,136,000	23,676,160
	2.00%, 8/15/2025	30,000,000	28,321,875
	2.25%, 11/15/2025	16,967,000	16,060,326
	2.875%, 5/15/2032	154,657,000	142,574,422
	United States Treasury Notes Inflationary Index,
	0.125%, 1/15/2031 - 7/15/2031	81,209,783	71,944,194
	0.25%, 1/15/2025 - 7/15/2029	147,849,476	136,213,603
	0.375%, 7/15/2027	76,594,757	72,179,262
	0.50%, 4/15/2024 - 1/15/2028	28,659,183	27,406,178
	0.625%, 1/15/2024	14,092,136	13,793,841
	0.875%, 1/15/2029	80,067,248	76,231,528
	Total U.S. Treasury Securities (Cost $1,106,554,894)		1,025,746,625
	U.S. Government Agencies — 0.4%
	ALEX Alpha LLC (Guaranty: Export-Import Bank of the United States), 1.617%, 8/15/2024	760,869	738,862
	Petroleos Mexicanos (Guaranty: Export-Import Bank of the United States),
[b,d]	4.429% (LIBOR 3 Month + 0.35%), 4/15/2025	2,590,000	2,493,574
[d]	6.50%, 1/23/2029	10,007,000	8,579,802
	Reliance Industries Ltd. (Guaranty: Export-Import Bank of the United States),
[d]	2.06%, 1/15/2026	525,000	490,912
[d]	2.512%, 1/15/2026	2,275,000	2,120,436
	Santa Rosa Leasing LLC (Guaranty: Export-Import Bank of the United States), 1.693%, 8/15/2024	877,488	867,493

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	December 31, 2022 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Small Business Administration Participation Certificates,
	Series 2008-20D Class 1, 5.37%, 4/1/2028	$ 306,676	$ 299,967
	Series 2009-20E Class 1, 4.43%, 5/1/2029	174,987	168,151
	Series 2009-20K Class 1, 4.09%, 11/1/2029	1,347,063	1,284,132
	Series 2011-20E Class 1, 3.79%, 5/1/2031	1,703,390	1,612,767
	Series 2011-20F Class 1, 3.67%, 6/1/2031	316,217	298,224
	Series 2011-20G Class 1, 3.74%, 7/1/2031	1,828,355	1,728,427
	Series 2011-20I Class 1, 2.85%, 9/1/2031	3,428,275	3,169,519
	Series 2011-20K Class 1, 2.87%, 11/1/2031	2,805,014	2,590,430
	Series 2012-20D Class 1, 2.67%, 4/1/2032	2,356,281	2,164,014
	Series 2012-20J Class 1, 2.18%, 10/1/2032	2,091,998	1,896,312
	Series 2012-20K Class 1, 2.09%, 11/1/2032	1,410,574	1,274,178
	Total U.S. Government Agencies (Cost $35,132,907)		31,777,200
	Mortgage Backed — 19.7%
[b,c]	Angel Oak Mortgage Trust LLC, Whole Loan Securities Trust CMO, Series 2020-2 Class A3, 5.00% due 1/26/2065	5,384,548	5,186,713
	Arroyo Mortgage Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2019-1 Class A1, 3.805% due 1/25/2049	4,850,776	4,465,284
[b,c]	Series 2019-1 Class A3, 4.208% due 1/25/2049	2,538,399	2,401,916
[b,c]	Series 2019-2 Class A1, 3.347% due 4/25/2049	2,141,199	1,995,949
[b,c]	Series 2019-3 Class A1, 2.962% due 10/25/2048	4,958,330	4,509,026
[c]	Series 2020-1 Class A2, 2.927% due 3/25/2055	6,518,000	5,540,210
[c]	Series 2020-1 Class A3, 3.328% due 3/25/2055	4,500,000	3,716,892
[c]	Series 2020-1 Class M1, 4.277% due 3/25/2055	3,189,000	2,443,595
[b,c]	Series 2021-1R Class A1, 1.175% due 10/25/2048	10,067,418	7,903,436
[c]	Series 2022-1 Class M1, 3.65% due 12/25/2056	7,338,000	4,645,358
[b,c]	Bayview Commercial Asset Trust, CMBS, Series 2004-3 Class A2, 5.019% (LIBOR 1 Month + 0.63%) due 1/25/2035	789,124	786,789
[c]	BRAVO Residential Funding Trust, Whole Loan Securities Trust CMO, Series 2019-1 Class A1C, 3.50% due 3/25/2058	944,481	918,757
[b,c]	Bunker Hill Loan Depositary Trust, Whole Loan Securities Trust CMO, Series 2020-1 Class A3, 3.253% due 2/25/2055	3,285,000	2,711,550
	Chase Mortgage Finance Corp., Whole Loan Securities Trust CMO,
[b,c]	Series 2016-SH1 Class M3, 3.75% due 4/25/2045	2,127,815	1,805,471
[b,c]	Series 2016-SH2 Class M3, 3.75% due 12/25/2045	2,539,271	2,147,492
	CHNGE Mortgage Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2022-1 Class A1, 3.007% due 1/25/2067	15,856,468	14,056,047
[b,c]	Series 2022-2 Class M1, 4.609% due 3/25/2067	14,163,000	11,647,365
[b,c]	CIM Trust, Whole Loan Securities Trust CMO, Series 2018-INV1 Class A4, 4.00% due 8/25/2048	831,244	757,629
	Citigroup Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[b]	Series 2004-HYB2 Class B1, 3.022% due 3/25/2034	51,571	45,676
[b,c]	Series 2014-A Class A, 4.00% due 1/25/2035	558,837	518,648
[b,c]	Series 2014-J1 Class B4, 3.634% due 6/25/2044	1,489,969	1,222,633
[b,c]	Series 2019-E Class A1, 6.228% due 11/25/2070	6,596,489	6,491,710
[b,c]	Series 2021-J2 Class A7A, 2.50% due 7/25/2051	24,456,807	21,251,747
	CSMC Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2013-HYB1 Class B3, 4.589% due 4/25/2043	431,440	425,144
[b,c]	Series 2021-AFC1 Class-A1, 0.83% due 3/25/2056	9,885,216	7,658,348
[b,c]	Series 2021-NQM3 Class A1, 1.015% due 4/25/2066	12,493,069	10,217,235
[b,c]	Series 2021-NQM8 Class-A1, 1.841% due 10/25/2066	16,961,365	14,452,094
[b,c]	Series 2022-ATH2 Class A1, 4.547% due 5/25/2067	12,809,713	12,306,000
[b,c]	Deephaven Residential Mortgage Trust, Whole Loan Securities Trust CMO, Series 2021-1 Class A1, 0.715% due 5/25/2065	3,982,797	3,681,529
	Ellington Financial Mortgage Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2019-2 Class A1, 2.739% due 11/25/2059	3,959,846	3,693,818
[b,c]	Series 2021-2 Class A1, 0.931% due 6/25/2066	11,553,215	9,080,465
[b,c]	Series 2022-1 Class A1, 2.206% due 1/25/2067	19,490,957	16,242,560
	Federal Home Loan Mtg Corp.,
	Pool D98887, 3.50% due 1/1/2032	773,362	741,067
	Pool G16710, 3.00% due 11/1/2030	318,232	301,790
	Pool RE6097, 2.00% due 5/1/2051	27,722,197	21,989,364
	Pool SE9046, 3.00% due 12/1/2051	24,637,372	21,605,887
	Federal Home Loan Mtg Corp., CMO REMIC,
	Series 3195 Class PD, 6.50% due 7/15/2036	224,364	232,338
	Series 3919 Class VB, 4.00% due 8/15/2024	73,996	73,398
	Series 3922 Class PQ, 2.00% due 4/15/2041	151,548	144,502
	Series 4050 Class MV, 3.50% due 8/15/2023	281,832	280,270
	Series 4120 Class TC, 1.50% due 10/15/2027	607,232	568,974

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	December 31, 2022 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Federal Home Loan Mtg Corp., Multifamily Structured Pass Through Certificates, CMBS,
	Series K071 Class A2, 3.286% due 11/25/2027	$ 4,420,000	$ 4,200,546
	Series K722 Class A2, 2.406% due 3/25/2023	1,181,091	1,175,007
	Federal Home Loan Mtg Corp., Seasoned Credit Risk Transfer, Whole Loan Securities Trust CMO,
[b]	Series 2017-1 Class HA, 3.00% due 1/25/2056	4,678,313	4,374,395
[b]	Series 2017-3 Class HA, 3.25% due 7/25/2056	8,234,829	7,748,534
[b]	Series 2017-4 Class HT, 3.25% due 6/25/2057	7,554,013	6,884,607
[b]	Series 2018-1 Class HA, 3.00% due 5/25/2057	5,038,494	4,682,654
[b]	Series 2018-2 Class HA, 3.00% due 11/25/2057	11,584,699	10,843,286
	Series 2018-3 Class HA, 3.00% due 8/25/2057	13,775,992	12,844,266
[b]	Series 2018-3 Class MA, 3.50% due 8/25/2057	9,132,303	8,663,355
	Series 2018-4 Class HA, 3.00% due 3/25/2058	11,482,352	10,687,934
	Series 2019-1 Class MA, 3.50% due 7/25/2058	23,417,317	22,138,723
	Series 2019-2 Class MA, 3.50% due 8/25/2058	24,351,974	22,958,581
	Series 2019-3 Class MA, 3.50% due 10/25/2058	11,552,603	10,930,257
	Series 2019-4 Class MA, 3.00% due 2/25/2059	18,624,129	17,253,966
	Series 2020-1 Class MA, 2.50% due 8/25/2059	3,120,767	2,847,732
	Series 2020-2 Class A1C, 2.00% due 9/25/2030	25,287,558	22,666,100
	Series 2020-2 Class A1D, 1.75% due 9/25/2030	33,998,539	30,127,669
	Series 2020-2 Class MA, 2.00% due 11/25/2059	23,409,921	20,936,567
	Series 2020-3 Class MA, 2.00% due 5/25/2060	13,362,628	11,904,663
	Series 2020-3 Class MT, 2.00% due 5/25/2060	3,969,327	3,281,514
	Federal Home Loan Mtg Corp., UMBS Collateral,
	Pool RA6808 3.00% due 2/1/2052	12,910,544	11,348,589
	Pool SD1374, 3.00% due 3/1/2052	14,882,458	13,061,803
	Pool SD1588, 5.00% due 9/1/2052	9,860,800	9,831,891
	Pool SD1626, 5.00% due 10/1/2052	14,879,822	14,861,645
	Pool SD1669, 2.50% due 1/1/2052	27,097,383	22,931,309
	Pool SD8219, 2.50% due 6/1/2052	25,348,189	21,457,230
	Federal Home Loan Mtg Corp., UMBS Collateral , Pool RA7373, 3.00% due 5/1/2052	5,961,038	5,231,063
	Federal Home Loan Mtg Corp., Whole Loan Securities Trust CMO,
	Series 2016-SC01 Class 2A, 3.50% due 7/25/2046	995,315	936,090
	Series 2017-SC01 Class 1A, 3.00% due 12/25/2046	8,962,124	8,130,345
	Series 2017-SC02 Class 2A, 3.50% due 5/25/2047	616,864	576,672
	Federal National Mtg Assoc., Pool BM7067, 2.50% due 6/1/2051	3,587,744	3,002,008
	Federal National Mtg Assoc., CMO REMIC,
	Series 2007-42 Class PA, 5.50% due 4/25/2037	6,152	6,129
[b]	Series 2009-17 Class AH, 0.583% due 3/25/2039	332,761	270,679
	Series 2009-52 Class AJ, 4.00% due 7/25/2024	104	103
	Series 2012-129 Class LA, 3.50% due 12/25/2042	1,379,233	1,275,173
[b]	Series 2013-81 Class FW, 4.689% (LIBOR 1 Month + 0.30%) due 1/25/2043	3,397,332	3,309,025
	Federal National Mtg Assoc., UMBS Collateral,
	Pool AE0704, 4.00% due 1/1/2026	918,784	900,580
	Pool AS9749, 4.00% due 6/1/2047	9,506	9,070
	Pool BM4324, 3.50% due 7/1/2033	2,801,047	2,710,999
	Pool BP9550, 2.50% due 7/1/2035	9,259	8,498
	Pool BP9589, 2.50% due 8/1/2035	786,743	722,067
	Pool BW8669, 5.00% due 9/1/2052	9,132,320	9,015,788
	Pool CB1810, 3.00% due 10/1/2051	14,455,874	12,687,039
	Pool CB3880, 5.00% due 6/1/2052	5,774,375	5,757,446
	Pool FS0898, 3.00% due 2/1/2052	33,694,524	29,646,956
	Pool MA3465, 4.00% due 9/1/2038	3,483,386	3,374,479
	Pool MA3953, 2.50% due 3/1/2030	2,986,432	2,777,205
	Pool MA4390, 2.00% due 7/1/2031	1,397,031	1,270,119
	Pool MA4579, 3.00% due 4/1/2052	29,936,933	26,281,655
	Pool MA4599, 3.00% due 5/1/2052	18,017,049	15,813,681
[b,c]	Flagstar Mortgage Trust, Whole Loan Securities Trust CMO, Series 2017-1 Class 2A2, 3.00% due 3/25/2047	1,935,295	1,704,604
[b,c]	FWD Securitization Trust, Whole Loan Securities Trust CMO, Series 2019-INV1 Class A1, 2.81% due 6/25/2049	1,695,151	1,518,451
	GCAT Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2019-NQM3 Class A1, 2.686% due 11/25/2059	4,447,234	4,124,351
[b,c]	Series 2021-CM1 Class A, 1.469% due 4/25/2065	11,605,729	10,882,823
[b,c]	Series 2021-CM2 Class A1, 2.352% due 8/25/2066	23,385,132	21,067,920
[b,c]	Series 2021-NQM4 Class A1, 1.093% due 8/25/2066	13,755,886	10,613,508
	Government National Mtg Assoc., CMO, Series 2016-32 Class LJ, 2.50% due 12/20/2040	886,557	875,248
[b,c]	GS Mortgage-Backed Securities Corp. Trust, Whole Loan Securities Trust CMO, Series 2020-PJ2 Class B3, 3.574% due 7/25/2050	5,187,833	4,099,133

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	December 31, 2022 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[b,c]	Homeward Opportunities Fund Trust, Whole Loan Securities Trust CMO, Series 2022-1 A Class A1, 5.082% due 7/25/2067	$ 5,786,877	$ 5,642,897
	Imperial Fund Mortgage Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2021-NQM3 Class A1, 1.595% due 11/25/2056	17,184,560	13,848,156
[b,c]	Series 2021-NQM4 Class A1, 2.091% due 1/25/2057	22,863,209	18,864,944
[b,c]	Series 2022- NQM1 Class A1, 2.493% due 2/25/2067	40,250,341	35,290,954
[b,c]	Series 2022-NQM2 Class A1, 3.638% due 3/25/2067	23,412,637	21,130,543
[b,c]	Series 2022-NQM4 Class A, 4.767% due 6/25/2067	29,209,186	28,336,972
	JPMorgan Mortgage Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2014-IVR3 Class B4, 2.848% due 9/25/2044	1,940,616	1,866,798
[b,c]	Series 2018-3 Class B2, 3.711% due 9/25/2048	2,479,789	2,166,162
[b,c]	Series 2018-6 Class B2, 3.89% due 12/25/2048	1,015,550	854,037
[b,c]	Series 2019-5 Class B3, 4.485% due 11/25/2049	8,041,546	7,063,297
[b,c]	Series 2019-HYB1 Class B3, 4.184% due 10/25/2049	5,607,361	4,829,810
[b,c]	Series 2019-INV2 Class B3A, 3.75% due 2/25/2050	9,302,834	7,238,842
[b,c]	Series 2021-LTV2 ClassA1, 2.52% due 5/25/2052	38,029,250	29,955,334
[b,c]	Series 2022- LTV1 Class A1, 3.25% due 7/25/2052	13,820,955	11,407,243
[b,c]	Series 2022-2 Class A6A, 2.50% due 8/25/2052	34,142,646	30,332,576
[b,c]	Series 2022-DSC1 Class A1, 4.75% due 1/25/2063	9,549,267	9,043,752
[b]	Merrill Lynch Mortgage Investors Trust, Whole Loan Securities Trust CMO, Series 2004-A4 Class M1, 3.516% due 8/25/2034	143,855	127,402
[b,c]	Metlife Securitization Trust, Whole Loan Securities Trust CMO, Series 2019-1A Class A1A, 3.75% due 4/25/2058	1,381,528	1,338,025
	MFA Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2020-NQM3 Class A1, 1.014% due 1/26/2065	3,614,217	3,181,200
[b,c]	Series 2021-AEI1 Class A4, 2.50% due 8/25/2051	17,040,809	14,649,707
[b,c]	Series 2021-INV1 Class A1, 0.852% due 1/25/2056	4,838,975	4,247,412
[b,c]	Series 2021-INV2 Class A1, 1.906% due 11/25/2056	25,398,641	20,733,350
[b,c]	Series 2022-INV1 Class A3, 4.25% due 4/25/2066	4,995,000	4,054,993
[b,c]	Series 2022-NQM1 Class A3, 4.20% due 12/25/2066	13,129,000	10,420,817
[b,c]	MFRA Trust, Whole Loan Securities Trust CMO, Series 2022-CHM1 Class A1, 3.875% due 9/25/2056	21,130,210	19,871,053
	Morgan Stanley Bank of America Merrill Lynch Trust, CMBS, Series 2015-C22 Class A4, 3.306% due 4/15/2048	1,100,000	1,043,520
	New Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2017-2A Class A3, 4.00% due 3/25/2057	3,273,647	3,067,118
[b,c]	Series 2017-3A Class A1, 4.00% due 4/25/2057	3,997,174	3,772,164
[b,c]	Series 2017-4A Class A1, 4.00% due 5/25/2057	4,306,041	4,001,700
[b,c]	Series 2017-5A Class A1, 5.889% (LIBOR 1 Month + 1.50%) due 6/25/2057	315,804	308,801
[b,c]	Series 2017-6A Class A1, 4.00% due 8/27/2057	1,955,109	1,826,740
[b,c]	Series 2018-1A Class A1A, 4.00% due 12/25/2057	2,340,154	2,194,596
[b,c]	Series 2018-2A Class A1, 4.50% due 2/25/2058	4,138,129	3,973,292
[b,c]	Series 2018-RPL1 Class A1, 3.50% due 12/25/2057	2,356,335	2,220,609
[b,c]	Series 2022-NQM3 Class A1, 3.90% due 4/25/2062	42,428,531	38,748,412
[b,c]	OBX Trust, Whole Loan Securities Trust CMO, Series 2021-NQM2 Class A1, 1.101% due 5/25/2061	19,359,033	14,561,536
[b,c]	Onslow Bay Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2021-NQM4 Class A1, 1.957% due 10/25/2061	48,890,504	38,832,776
	PRKCM Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2021-AFC1 Class A1, 1.51% due 8/25/2056	32,031,150	25,263,343
[b,c]	Series 2021-AFC2 Class A1, 2.071% due 11/25/2056	17,788,325	14,738,921
[b,c]	PRPM Trust, Whole Loan Securities Trust CMO, Series 2022-INV1 Class A1, 4.40% due 4/25/2067	33,992,393	32,189,167
	RAMP Trust, Whole Loan Securities Trust CMO, Series 2003-SL1 Class A31, 7.125% due 4/25/2031	363,522	361,616
[b,c]	Rate Mortgage Trust, Whole Loan Securities Trust CMO, Series 2022-J1 Class A9, 2.50% due 1/25/2052	52,513,455	44,960,970
[b,c]	RCKT Mortgage Trust, Whole Loan Securities Trust CMO, Series 2020-1 Class B3, 3.472% due 2/25/2050	3,136,365	2,543,158
	Seasoned Loans Structured Transaction Trust, Whole Loan Securities Trust CMO,
	Series 2019-2 Class A1C, 2.75% due 9/25/2029	16,544,116	15,214,816
	Series 2019-3 Class A1C, 2.75% due 11/25/2029	2,800,218	2,570,569
	Sequoia Mortgage Trust, Whole Loan Securities Trust CMO,
[b]	Series 2013-6 Class B4, 3.511% due 5/25/2043	716,584	490,649
[b]	Series 2013-7 Class B4, 3.502% due 6/25/2043	511,997	387,176
	SG Residential Mortgage Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2019-3 Class A1, 2.703% due 9/25/2059	530,401	515,046
[b,c]	Series 2019-3 Class A3, 3.082% due 9/25/2059	921,708	893,419
[b,c]	Series 2020-2 Class A1, 1.381% due 5/25/2065	10,881,746	9,586,598
[b,c]	Series 2020-2 Class A2, 1.587% due 5/25/2065	2,114,317	1,815,974
[b,c]	Series 2020-2 Class A3, 1.895% due 5/25/2065	721,851	593,115
[b,c]	Series 2021-2 Class A1, 1.737% due 12/25/2061	16,025,520	12,814,910
[b,c]	Shellpoint Asset Funding Trust, Whole Loan Securities Trust CMO, Series 2013-1 Class A1, 3.75% due 7/25/2043	917,038	823,157
[b,c]	Spruce Hill Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2020-SH1 Class A1, 2.521% due 1/28/2050	1,560,534	1,540,980
[b,c]	Starwood Mortgage Residential Trust, Whole Loan Securities Trust CMO, Series 2021-5 Class A1, 1.92% due 9/25/2066	44,724,214	36,017,876

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	December 31, 2022 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[b]	Structured Asset Securities Corp., Mortgage Pass-Through Certificates, Whole Loan Securities Trust CMO, Series 2003-9A Class 2A2, 3.857% due 3/25/2033	$ 313,225	$ 301,557
	Towd Point Mortgage Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2016-5 Class A1, 2.50% due 10/25/2056	980,440	963,980
[b,c]	Series 2017-1 Class A1, 2.75% due 10/25/2056	486,785	478,598
[b,c]	Series 2018-1 Class A1, 3.00% due 1/25/2058	358,830	345,989
[b,c]	Series 2018-2 Class A1, 3.25% due 3/25/2058	15,335,158	14,676,221
[b,c]	Series 2018-3 Class A1, 3.75% due 5/25/2058	2,877,881	2,720,713
[b,c]	Series 2018-6 Class A1A, 3.75% due 3/25/2058	9,535,350	9,254,379
[b,c]	Series 2019-HY2 Class A1, 5.389% (LIBOR 1 Month + 1.00%) due 5/25/2058	12,348,318	12,232,391
[b,c]	TRK Trust, Whole Loan Securities Trust CMO, Series 2022-INV2 Class A1, 4.35% due 6/25/2057	25,595,179	23,968,789
	Verus Securitization Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2020-1 Class M1, 3.021% due 1/25/2060	5,000,000	3,732,356
[b,c]	Series 2020-2 Class M1, 5.36% due 5/25/2060	3,275,000	2,995,172
[b,c]	Series 2021-R1 Class A1, 0.82% due 10/25/2063	7,380,758	6,710,489
[b,c]	Vista Point Securitization Trust, Whole Loan Securities Trust CMO, Series 2020-2 Class A1, 1.475% due 4/25/2065	5,323,752	4,677,404
[b,c]	WinWater Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2015-3 Class B4, 3.851% due 3/20/2045	1,153,654	1,033,678
	Total Mortgage Backed (Cost $1,631,229,726)		1,458,567,122
	Short-Term Investments — 3.4%
[g]	Thornburg Capital Management Fund	25,154,938	251,549,386
	Total Short-Term Investments (Cost $251,549,386)		251,549,386
	Total Investments — 99.7% (Cost $8,041,400,105)		$7,378,673,327
	Other Assets Less Liabilities — 0.3%		25,603,830
	Net Assets — 100.0%		$7,404,277,157

Footnote Legend
a	Security currently fair valued by the Valuation and Pricing Committee using procedures approved by the Trustees’ Audit Committee.
b	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on December 31, 2022.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2022, the aggregate value of these securities in the Fund’s portfolio was $3,632,165,624, representing 49.05% of the Fund’s net assets.
d	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
e	Bond in default.
f	Non-income producing.
g	Investment in Affiliates.

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	December 31, 2022 (Unaudited)

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
BSBY3M	Bloomberg Short Term Bank Yield 3 Month
CMBS	Commercial Mortgage-Backed Securities
CMO	Collateralized Mortgage Obligation
DAC	Designated Activity Company
GO	General Obligation
H15T1Y	US Treasury Yield Curve Rate T-Note Constant Maturity 1 Year
LIBOR	London Interbank Offered Rates
Mtg	Mortgage
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
SOFR30A	Secured Overnight Financing Rate 30-Day Average
SOFRINDX	Secured Overnight Financing Rate Index
SPV	Special Purpose Vehicle
TSFR3M	Term SOFR 3 Month
UMBS	Uniform Mortgage Backed Securities

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Limited Term Income Fund	December 31, 2022 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Limited Term Income Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers eight classes of shares of beneficial interest: Class A, Class C, Class C2, Institutional Class (“Class I”), and Retirement Classes (“Class R3”, “Class R4”, “Class R5”, and “Class R6”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees of the Trust (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are generally valued at the last reported sale price on the valuation date or, if there has been no sale of the investment on that date, at the mean between the last reported bid and asked prices for the investment on that date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. For securities and other portfolio investments which are primarily listed or traded on an exchange outside the United States, the time for determining the investment’s value in accordance with the first sentence of this paragraph will be the close of that investment’s primary exchange preceding the Fund’s valuation time.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using methodologies selected and approved by the Committee as described in the Valuation Policy and Procedures, subject to changes or additions by the Committee. For this purpose, a market quotation is considered to be readily available if it is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date. Pursuant to the Valuation Policy and Procedures, the Committee shall monitor for circumstances that may necessitate the use of fair valuation methodologies, including circumstances in which a market quotation for an investment is no longer reliable or is otherwise not readily available. For that purpose, a market quotation is not readily available when the primary market or exchange for the applicable investment is not open for the entire scheduled day of trading. A market quotation may also not be readily available if: (a) developments occurring after the most recent close of the applicable investment’s primary exchange, but prior to the close of business on any business day; or (b) an unusual event or significant period of time occurring since the availability of the market quotation, create a serious question concerning the reliability of that market quotation. Additionally, a market quotation will be considered unreliable if it would require adjustment under GAAP, or where GAAP would require consideration of additional inputs in determining the value of the investment. The Committee customarily obtains valuations in those instances from pricing service providers approved by the Committee. Such pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data, and other data.
Investments in U.S. mutual funds are valued at net asset value ("NAV") each business day.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	December 31, 2022 (Unaudited)

Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
	Market Value 9/30/22	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 12/31/22	Dividend Income
Thornburg Capital Mgmt. Fund	$118,768,589	$692,425,601	$(559,644,804)	$-	$-	$251,549,386	$1,993,121